Segmental analysis - Reconcile total operating profit to profit before tax from continuing operations (Details) - GBP (£) £ in Millions	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Disclosure of operating segments [line items]
Operating profit from continuing operations	£ 2,780	£ 2,870	£ 3,493
Finance income	54	88	127
Finance costs	(1,167)	(1,157)	(1,009)
Share of post-tax results of joint ventures and associates	87	40	49
Profit/(loss) before tax	1,754	1,841	2,660
Before exceptional items and remeasurements
Disclosure of operating segments [line items]
Operating profit from continuing operations	3,307	3,442	3,457
Finance income	70	73	127
Finance costs	(1,119)	(1,066)	(1,128)
Share of post-tax results of joint ventures and associates	88	40	44
Profit/(loss) before tax	£ 2,346	£ 2,489	£ 2,500